CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (Details) (USD $)			12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Guaranteed minimum death benefits (GMDB)	Dec. 31, 2010 Guaranteed minimum death benefits (GMDB)	Dec. 31, 2009 Guaranteed minimum death benefits (GMDB)	Dec. 31, 2011 Annuity account balances	Dec. 31, 2011 Annuity account balances CALIC Y entities	Dec. 31, 2011 Annuity account balances Acquisitions CALIC	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB) Y	Dec. 31, 2009 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2008 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB) Annuities	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB) Acquisitions
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Interest rate at which last anniversary date account value is compounded (as a percent)									5.00%
Mean investment performance (as a percent)									8.50%
Mortality rate assumed (as a percent)	61.00%								61.00%
Lapse rate, low end of the range (as a percent)						2.20%			1.00%
Lapse rate, high end of the range (as a percent)						55.00%			25.00%
Average discount rate (as a percent)									6.30%
Separate account balances	$ 6,741,959,000	$ 5,170,193,000							$ 6,200,000,000
Number of insurance companies that manufactured and administered traditional life insurance and annuity products							5
Number of non-insurance companies							4
Guaranteed amount payable								33,300,000	332,100,000			317,700,000	14,400,000
Average attained age of contract holders (in years)							63		67
Percentage of variable annuity business of Chase Insurance Group reinsured							100.00%
Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement)
Balance at the beginning of the period									6,412,000	342,000	1,205,000
Incurred guarantee benefits			7,171,000	11,799,000	10,193,000
Less: Paid guarantee benefits			3,785,000	5,729,000	11,056,000
Balance at the end of the period									$ 9,798,000	$ 342,000	$ 1,205,000